Fair Value Measurements - Additional Information (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	¥ 0	¥ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	¥ 0	¥ 0